Segment Information (Details Narrative)	12 Months Ended
	Dec. 31, 2017 Customer Segment	Dec. 31, 2016 Customer	Dec. 31, 2015 Customer
Commercial [Member]
Statement Line Items [Line Items]
Number of customer accounted least 10% of total revenue	3
Number of reportable operating segments | Segment	2
Pipeline R&D [Member]
Statement Line Items [Line Items]
Number of customer accounted least 10% of total revenue		3	1